LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Land Use Rights, Net Disclosure [Abstract]
Summary of Land Use Rights	Land use rights consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Land use rights	29,788	29,788
Less: Accumulated amortization	(2,415)	(3,220)
	27,373	26,568